Asset Impairment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Asset Impairment [Line Items]
Impairment charges	$ 25,616,000	$ 12,625,000	$ 23,323,000
Number of aircraft owned	236
Impairment Charge Related To Aircraft [Member]
Asset Impairment [Line Items]
Impairment charges	26,200,000
A319 Aircraft [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	2
Boeing 737 Classic [Member]
Asset Impairment [Line Items]
Impairment charges	9,900,000
Number of aircraft impaired	2
Boeing 747 Freighter [Member]
Asset Impairment [Line Items]
Impairment charges	17,700,000
Number of aircraft impaired	2
Older Than 15 Years [Member] | Flight Equipment Held For Operating Leases [Member]
Asset Impairment [Line Items]
Number of aircraft owned	13
Aircraft book value, net	206,800,000
Percentage of total flight equipment held for operating lease	2.60%
Estimated undiscounted cash flows	234,600,000
Percentage of total value excess over carrying value	13.50%
Undiscounted Cash FLows Substantially Do Not Exceed Carrying Value [Member] | Flight Equipment Held For Operating Leases [Member]
Asset Impairment [Line Items]
Aircraft book value, net	261,800,000
Percentage of total flight equipment held for operating lease	3.20%
Threshold for aircraft	10.00%
Number of aircraft do not exceed threshold of 10%	9
Aggregate carrying value of nine aircrafts	$ 257,200,000
Minimum [Member]
Asset Impairment [Line Items]
Aircraft impairment analysis, age of aircraft	15 years
Minimum [Member] | Older Than 15 Years [Member] | Flight Equipment Held For Operating Leases [Member]
Asset Impairment [Line Items]
Percentage of total value excess over carrying value	1.00%
Maximum [Member] | Older Than 15 Years [Member]
Asset Impairment [Line Items]
Percentage of total value excess over carrying value	90.00%